Other income, net	12 Months Ended
Mar. 31, 2022
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Other income, net
23. Other income, net
Other income, net consists of the following:

	Year ended March 31,
	2022	2021	2020
Net gain arising on financial assets designated as FVTPL	$7,137	$6,352	$7,547
Interest income	3,772	3,702	3,840
Others, net	2,958	2,410	2,988

Total	$13,867	$12,464	$14,375